Information Concerning the Group's Consolidated Operations - Revenues by Country of Origin and Other Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of revenue [line items]
Revenues	$ 25,188	$ 44,808	$ 55,864
Research tax credit	8,327	10,038	5,591
Subsidies and other	201	1,599	1,110
Other income	8,528	11,637	6,701
Total revenues and other income	33,715	56,444	62,565	$ 35,152
France [Member]
Disclosure of revenue [line items]
Revenues	24,680	44,409	55,816
United States [Member]
Disclosure of revenue [line items]
Revenues	$ 508	$ 399	$ 49